Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Capital Leases

The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2016:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

Years Ended December 31,	Amount
2017	$839
2018	839
2019	839
2020	863
2021	910
Thereafter	4,369
Total minimum lease payments	$8,659
Less: Amount representing interest	2,367
Present value of minimum lease payment, net	$6,292

Future Minimum Payments under Noncancelable Operating Leases

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2016. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

Years Ended December 31,	Amount
2017	$3,687
2018	2,204
2019	1,625
2020	1,550
2021	1,457
Thereafter	3,565
Total minimum lease payments	$14,088